Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2011
RELATED PARTY TRANSACTIONS [Abstract]
Schedule of related party transactions

	2009	2010	2011
	RMB	RMB	RMB
Commissions from Home Inns	20,941,782	18,190,563	17,660,504
Commissions from Hanting	9,949,158	9,509,062	7,965,109
Purchase of tour package from Ananda Travel Service (Aust.) Pty Limited (“Ananda”)	—	21,010,558	29,386,855
Printing expenses to Joyu Tourism Operating Group (“Joyu”)	2,160,000	2,160,000	2,160,000
Advertisement purchase from Focus Media Holding Limited (“Focus Media”)	425,172	299,925	—
Purchase of Shares of Hanting	—	461,239,269	—
Purchase of Shares of Home Inns	359,215,242	—	—

Significant balances with related parties

	2010	2011
	RMB	RMB
Due from related parties:
Due from Home Inns	1,421,153	2,556,809
Due from Hanting	871,619	1,009,091
Others	923,856	1,428,660

	3,216,628	4,994,560

Due to related parties:
Due to Ananda	11,616,375	8,585,648
Due to Joyu	—	360,000
Due to related parties of a VIE	249,910	249,910

	11,866,285	9,195,558